Accounting Policies - Estimated Service Lives for Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2017
Building | Minimum
Property Plant And Equipment [Line Items]
Property, plant and equipment, Service Lives, Years	5 years
Building | Maximum
Property Plant And Equipment [Line Items]
Property, plant and equipment, Service Lives, Years	20 years
Machinery and Equipment | Minimum
Property Plant And Equipment [Line Items]
Property, plant and equipment, Service Lives, Years	2 years
Machinery and Equipment | Maximum
Property Plant And Equipment [Line Items]
Property, plant and equipment, Service Lives, Years	20 years
Land Improvements | Minimum
Property Plant And Equipment [Line Items]
Property, plant and equipment, Service Lives, Years	5 years
Land Improvements | Maximum
Property Plant And Equipment [Line Items]
Property, plant and equipment, Service Lives, Years	60 years